UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06172

Dreyfus AMT-Free Municipal Cash Management Plus
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	04/30/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
April 30, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 99.2%	Rate (%)	Date	Amount ($)		Value ($)
Alabama - 5.9%
Mobile County Industrial Development
Authority,
Revenue Bonds( SSAB Alabama
Recovery Zone) (LOC; SwedBank AB)	2.58	5/2/19	3,540,000	[a]	3,540,000
Arizona - 2.1%
Tender Option Bond Trust Receipts
(Series 2016-XM0304),
(Mesa, Excise Tax Revenue Bonds)
(Liquidity Facility; Royal Bank of
Canada)), Trust Maturity Date
7/1/2020	5.00	5/2/19	1,265,000[a,b,c]		1,265,000
Colorado - 9.1%
Sheridan Redevelopment Agency,
Tax Increment Revenue Bonds,
Refunding (South Santa Fe Drive
Corridor Redevelopment Project) (LOC;
JPMorgan Chase Bank)	2.40	5/2/19	2,000,000	[a]	2,000,000
University of Colorado,
CP, Ser. A1	1.66	5/15/19	2,000,000		2,000,000
University of Colorado,
Revenue Bonds, Ser. A	1.72	6/26/19	1,450,000		1,450,000
					5,450,000
Connecticut - 2.6%
Tender Option Bond Trust Receipts
(Series 2017-YX1077),
(Connecticut Special Tax Obligation,
Revenue Bonds (Transportation
Infrastructure Purpose) (Liquidity
Facility; Barclays Bank PLC)), Trust
Maturity Date 1/1/2036	5.00	5/2/19	1,555,000[a,b,c]		1,555,000
Florida - 1.7%
Orange County Health Facilities
Authority,
Revenue Bonds, Refunding (LOC;
Branch Banking and Trust Co.) Ser. E	2.38	5/1/19	1,000,000	[a]	1,000,000
Hawaii - 3.3%
Hawaii,
GO Notes, Ser. DQ	5.00	6/1/19	1,960,000		1,965,571
Illinois - 3.7%
Channahon,
Revenue Bonds (Morris Hospital
Obligated Group) (LOC; U.S. Bank NA)	2.31	5/2/19	2,200,000	[a]	2,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Iowa - 4.5%
Iowa Finance Authority,
Revenue Bonds (YMCA and
Rehabilitation Center Project) (LOC;
Bank of America NA)	2.48	5/2/19	2,685,000	[a]	2,685,000
Maryland - 8.7%
Bel Air,
Revenue Bonds (Harford Day School
Facility) (LOC; Branch Banking and
Trust Co.)	2.34	5/2/19	3,190,000	[a]	3,190,000
Maryland Economic Development
Corporation,
Revenue Bonds (Blind Industries and
Services of Maryland Project) (LOC;
Bank of America NA)	2.44	5/2/19	2,000,000	[a]	2,000,000
					5,190,000
Missouri - 13.4%
Missouri Highway & Transportation
Commission,
Revenue Bonds, Refunding, Ser. B	5.00	5/1/19	3,000,000		3,000,000
RBC Municipal Products,
Revenue Bonds, Refunding (Stowers
Institute Medical Research) (LOC; Royal
Bank of Canada and Liquidity Facility;
Royal Bank of Canada)	2.36	5/2/19	2,000,000	[a,b]	2,000,000
RIB Floaters Trust,
Revenue Bonds, Refunding (SSM Health
Care) (LOC; Barclays Bank PLC)	2.35	5/2/19	3,000,000	[a,b]	3,000,000
					8,000,000
New York - 6.9%
New York and New Jersey Port Authority,
CP, Ser. B	1.68	6/5/19	1,235,000		1,235,000
Tender Option Bond Trust Receipts
(Series 2018-XF0623),
(Metropolitan Transportation
Authority, Revenue Bonds, Refunding)
(Liquidity Facility; TD Bank NA)) , Trust
Maturity Date 11/15/2042	4.00	5/2/19	1,200,000	[a,b,c]	1,200,000
Tompkins County Industrial
Development Agency,
Civic Facility Revenue Bonds
(Community Development Properties
Ithaca, Inc. Project) (LOC; M&T Trust)
Ser. A	2.40	5/3/19	1,705,000	[a]	1,705,000
					4,140,000
Ohio - 6.0%
Hamilton County,
Revenue Bonds (Boys/Girls Clubs of
Greater Cincinnati, Inc. Project) (LOC;
PNC Bank NA)	2.39	5/2/19	1,375,000	[a]	1,375,000

Short-Term Investments - 99.2%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio - 6.0% (continued)
Tender Option Bond Trust Receipts
(Series 2018-YX1079),
(Columbus-Franklin County Finance
Authority, Revenue Bonds (Storypoint
Grove City Project) (LOC; Barclays Bank
PLC)), Trust Maturity Date 9/1/2025	8.00	5/2/19	2,180,000	[a,b,c]	2,180,000
					3,555,000
South Carolina - 3.4%
Tender Option Bond Trust Receipts
(Series 2019-BAML5004),
(South Carolina Jobs and Economy
Development Authority Hospital
Revenue Bonds) (Liquidity Agreement;
Bank of America NA), Trust Maturity
Date 8/1/2042	3.70	5/7/19	2,000,000	[a,b,c]	2,000,000
Texas - 22.9%
Houston,
CP, Ser. A	1.25	6/10/19	3,000,000		3,000,000
San Antonio,
CP, Ser. A1	2.10	6/6/19	1,000,000		1,000,000
San Antonio,
CP, Ser. C	1.85	5/2/19	2,000,000		2,000,000
Tender Option Bond Trust Receipts
(Series 2016-XM0187),
(Texas Municipal Gas Acquisition and
Supply Corporation III, Gas Supply
Revenue Bonds (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)), Trust Maturity
Date 12/15/2028	5.00	5/2/19	3,000,000	[a,b,c]	3,000,000
Texas,
TRAN	4.00	8/29/19	680,000		684,915
University of Houston,
CP, Ser. A	1.85	5/21/19	2,000,000		2,000,000
University of Texas,
CP, Ser. B	1.60	5/3/19	2,000,000		2,000,000
					13,684,915
Virginia - 1.8%
University of Virginia,
CP, Ser. A	1.60	5/15/19	1,100,000		1,100,000
Wisconsin - 3.2%
University of Wisconsin,
Revenue Bonds, Refunding, Ser. C	2.30	5/1/19	1,900,000	[a]	1,900,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $59,230,486)	99.2%	59,230,486
Cash and Receivables (Net)	0.8%	481,685
Net Assets	100.0%	59,712,171

[a]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, these securities amounted to $16,200,000 or 27.13% of net assets.

[c]

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short- term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
Dreyfus AMT-Free Municipal Cash Management Plus
April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	59,230,486
Level 3 - Significant Unobservable Inputs	-
Total	59,230,486

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus AMT-Free Municipal Cash Management Plus

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      June 25, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      June 25, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)